Stockholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	3,724,083
Stock Options Number Exercisable	1,963,948
Exercise Price 0.05 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	72,876
Stock Options Outstanding Weighted Average Remaining Contractual Term	6 years 3 months 4 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 0.05
Stock Options Number Exercisable	71,357
Stock Options Weighted Average Exercise Price | $ / shares	$ 0.05
Exercise Price 0.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	1,061,248
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 3 months 11 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 0.26
Stock Options Number Exercisable	761,778
Stock Options Weighted Average Exercise Price | $ / shares	$ 0.26
Exercise Price 0.73 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	1,475,687
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 10 months 13 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 0.73
Stock Options Number Exercisable	399,665
Stock Options Weighted Average Exercise Price | $ / shares	$ 0.73
Exercise Price 1.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	1,044,272
Stock Options Outstanding Weighted Average Remaining Contractual Term	3 years 2 months 23 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 1.00
Stock Options Number Exercisable	731,148
Stock Options Weighted Average Exercise Price | $ / shares	$ 1.00
Exercise Price 1.17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Number Outstanding	70,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	9 years 10 months 13 days
Stock Options Outstanding Weighted Average Exercise Price | $ / shares	$ 1.17
Stock Options Number Exercisable
Stock Options Weighted Average Exercise Price | $ / shares	$ 1.17